Equity - Schedule of Stock Option Activity (Details) - Stock Option [Member]	6 Months Ended
Jun. 30, 2025 $ / shares shares
Schedule of Stock Option Activity [Line Items]
Number of Options, Beginning Balance | shares	34,417
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 47.14
Number of Options, Granted | shares
Weighted Average Exercise Price, Granted | $ / shares
Number of Options, Exercised | shares
Weighted Average Exercise Price, Exercised | $ / shares
Number of Options, Expired/cancelled | shares
Weighted Average Exercise Price, Expired/cancelled | $ / shares
Number of Options, Ending Balance | shares	34,417
Weighted Average Exercise Price, Ending Balance | $ / shares	$ 47.14
Number of Options, Options vested and exercisable | shares	24,164
Weighted Average Exercise Price, Options vested and exercisable | $ / shares